REVENUE AND EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Disclosure of revenue [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Revenue
Services rendered	1,921,311	1,818,180	1,707,286
Total	1,921,311	1,818,180	1,707,286

Disclosure of other operating income [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Other operating income
Other operating income (a)	5,755	15,686	2,612
Grants	860	1,000	1,165
Income from indemnities and other non-recurring income	939	42	601
Gain on disposal of data center	-	2,265	-
Gains on disposal of non-current assets	8,883	384	161
Total	16,437	19,377	4,539

	Thousands of U.S. dollars
	2017	2018	2019
Other operating income
Other operating income (a)	5,755	15,686	2,612
Grants	860	1,000	1,165
Income from indemnities and other non-recurring income	939	42	601
Gain on disposal of data center	-	2,265	-
Gains on disposal of non-current assets	8,883	384	161
Total	16,437	19,377	4,539

Disclosure of employee benefits [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Employee benefit expenses
Salaries and wages	1,076,810	1,024,094	946,752
Social security	131,524	130,161	120,353
Supplementary pension contributions	2,861	2,840	2,972
Termination benefits	33,744	26,510	36,065
Other welfare costs	184,137	181,576	194,889
Total	1,429,076	1,365,181	1,301,031

	Thousands of U.S. dollars
	2017	2018	2019
Employee benefit expenses
Salaries and wages	1,076,810	1,024,094	946,752
Social security	131,524	130,161	120,353
Supplementary pension contributions	2,861	2,840	2,972
Termination benefits	33,744	26,510	36,065
Other welfare costs	184,137	181,576	194,889
Total	1,429,076	1,365,181	1,301,031

Disclosure of depreciation and amortisation expense [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Depreciation and amortization
Intangible assets (Note 6)	55,195	58,679	57,226
Property, plant and equipment (Note 9)	49,226	36,566	30,049
Right-of-use assets	-	-	53,507
Total	104,421	95,245	140,782

	Thousands of U.S. dollars
	2017	2018	2019
Depreciation and amortization
Intangible assets (Note 6)	55,195	58,679	57,226
Property, plant and equipment (Note 9)	49,226	36,566	30,049
Right-of-use assets	-	-	53,507
Total	104,421	95,245	140,782

Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Other operating expenses
Services provided by third parties	202,146	202,543	156,868
Losses on disposal of fixed assets	12,989	817	352
Taxes other than income tax	13,580	10,038	9,494
Other management expenses	7,933	2,560	64
Total	236,648	215,958	166,778

Disclosure of finance income (cost) [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	7,858	18,843	20,045
Total finance income	7,858	18,843	20,045
Finance costs
Interest accrued to third parties	(71,404)	(43,351)	(65,680)
Discounts to the present value of provisions and other liabilities	(6,741)	(2,261)	(2,405)
Total finance costs (b)	(78,145)	(45,612)	(68,085)

	Thousands of U.S. dollars
	2017	2018	2019
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	7,858	18,843	20,045
Total finance income	7,858	18,843	20,045
Finance costs
Interest accrued to third parties	(71,404)	(43,351)	(65,680)
Discounts to the present value of provisions and other liabilities	(6,741)	(2,261)	(2,405)
Total finance costs (b)	(78,145)	(45,612)	(68,085)

Disclosure of effect of changes in foreign exchange rates [text block]
Thousands of U.S. dollars	2017
	Gains	Losses	Net
Fair value of financial instruments	230	-	230
Fair value of financial instruments	230	-	230
Foreign exchange gains/(losses)
Loans and receivables	38,220	(57,187)	(18,967)
Other financial transactions	16,407	(14,405)	2,002
Current transactions	8,969	(15,431)	(6,462)
Total	63,596	(87,023)	(23,427)

Thousands of U.S. dollars	2018
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,432	(29,786)	(10,354)
Current transactions	43,845	(64,822)	(20,977)
Total	66,205	(95,041)	(28,836)

Thousands of U.S. dollars	2019
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	1,822	261	2,083
Other financial transactions	15,634	(278)	15,356
Current transactions	194,611	(221,130)	(26,519)
Total	212,067	(221,147)	(9,080)

Thousands of U.S. dollars	2017
	Gains	Losses	Net
Fair value of financial instruments	230	-	230
Fair value of financial instruments	230	-	230
Foreign exchange gains/(losses)
Loans and receivables	38,220	(57,187)	(18,967)
Other financial transactions	16,407	(14,405)	2,002
Current transactions	8,969	(15,431)	(6,462)
Total	63,596	(87,023)	(23,427)

Thousands of U.S. dollars	2018
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,432	(29,786)	(10,354)
Current transactions	43,845	(64,822)	(20,977)
Total	66,205	(95,041)	(28,836)

Thousands of U.S. dollars	2019
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	1,822	261	2,083
Other financial transactions	15,634	(278)	15,356
Current transactions	194,611	(221,130)	(26,519)
Total	212,067	(221,147)	(9,080)

Third parties [member]
Disclosure of products and services [line items]
Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Services provided by third parties
Leases (*)	66,923	67,902	18,029
Installation and maintenance	22,799	24,290	25,586
Lawyers and law firms	6,887	7,743	4,734
Tax advisory services	467	179	218
Consultants	8,578	8,372	17,805
Audits and other related services	2,677	1,576	1,628
Studies and work performed	7	65	62
Other external professional services	45,955	43,404	44,070
Publicity, advertising and public relations	5,458	5,332	6,677
Insurance premiums	636	548	547
Travel expenses	6,288	6,979	6,021
Utilities	27,392	27,142	25,790
Banking and similar services	1,391	1,771	2,307
Other	6,688	7,240	3,394
TOTAL	202,146	202,543	156,868

Supplies [Member]
Disclosure of products and services [line items]
Disclosure of expenses [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Supplies
Subcontracted services	26,885	10,630	16,044
Leases	11,889	13,856	15,097
Purchases of materials	628	2,919	3,061
Communications	25,003	19,460	13,718
Expenses with labor unions	1,156	1,051	1,951
Other	9,338	22,900	16,556
Total	74,899	70,816	66,427